UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if amendment [   ] Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:

David R. Shailer			New York, NY		May 10, 2000
Signature				City, State			Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s.).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total:	$ 156,749											(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

									 voting 	authority
			value	sheres/	sh/	put/	invstmt	other
name of issuer	title of class	cusip	(x$1000)	prn amt	prn	call	dscretn	managers
 sole 	shared	none
-----------------	--------------	-------	-----------------	-----------------
	----------	-------	-------	------------	 ------- 	-------	-------

ABERCROMBIE & FITCH CO. CL A	common	002896207	 1,060 	66250			X				 66,250
AMERICA ONLINE INC.	common	02364j104	 3,179 	47150			X				 47,150
AMERICAN INTL. GROUP	common	02687410	 2,419 	22100			X				 22,100
AMGEN	common	031162100	 1,043 	17000			X				 17,000
ANADARKO PETE CORP.	common	032511107	 3,083 	79700			X				 79,700
ANHEUSER-BUSCH	common	035229103	 2,757 	44300			X		 3,000 		 41,300
APACHE CORP.	common	037411105	 1,136 	22850			X				 22,850
APPLIED MATERIALS INC.	common	038222105	 3,218 	34150			X				 34,150
BANK OF NEW YORK	common	064057102	 2,971 	71500			X				 71,500
BANK ONE CORP.	common	06423a103	 231 	6711			X				 6,711
BAXTER INTERNATIONAL	common	071813109	 206 	3300			X				 3,300
BELLSOUTH CORP.	common	079860102	 1,200 	25600			X		 3,400 		 22,200
BEST BUY	common	086516101	 2,313 	26900			X				 26,900
BEST FOODS	common	08658U101	 337 	7200			X		 3,000 		 4,200
BP AMOCO	common	055622104	 403 	7576			X				 7,576
BRISTOL-MYERS SQUIBB	common	110122108	 1,577 	27200			X		 10,000 		 17,200
CIRCUIT CITY	common	172737108	 1,969 	32350			X		 600 		 31,750
CISCO SYSTEMS INC.	common	17275R102	 22,716 	293822			X		 9,000 		 284,822
CLEAR CHANNEL COMMUNICATIONS INC.	common	184502102	 407 	5898			X				 5,898
COASTAL CORP	common	190441105	 2,084 	45325			X		 1,800 		 43,525
COCA COLA	common	191216100	 605 	12900			X		 8,000 		 4,900
COMPAQ COMPUTER	common	204493100	 257 	9550			X				 9,550
COORS ADOLPH CO CLB	common	217016104	 1,716 	35750			X				 35,750
CORNERSTONE PPTYS	common	21922h103	 282 	16200			X				 16,200
COX COMMUNICATIONS INC INCOME	convert	224044305	 1,570 	25250			X		 2,000 		 23,250
CVS AUTOMATIC (TRACES)	convert	126645209	 265 	3925			X		 2,200 		 1,725
CVS CORPORATION	common	126650100	 3,085 	82150			X				 82,150
DEAN FOODS CO	common	242361103	 251 	9400			X				 9,400
DISNEY WALT PRODTNS.	common	254687106	 668 	16200			X				 16,200
E M C CORP	common	268648102	 214 	1700			X				 1,700
EL PASO ENERGY CORP.	common	283905107	 1,638 	40590			X		 3,000 		 37,590
EXXON MOBIL CORP.	common	30231g102	 500 	6424			X				 6,424
F5 NETWORKS INC.	common	315616102000	 257 	3805			X		 250 		 3,555
FEDERAL NATIONAL MORTGAGE	common	313586109	 2,098 	37100			X				 37,100
FLEXTRONICS INTL	common	y2573f102	 1,725 	24500			X				 24,500
G T E CORP.	common	362320103	 386 	5450			X		 1,500 		 3,950
GAP INCORPORATED	common	364760108	 881 	17700			X				 17,700
GENERAL ELECTRIC	common	369604103	 7,881 	50647			X		 5,400 		 45,247
GENZYME	common	372917104	 987 	19700			X				 19,700
GEORGIA PAC PEPS 	convert	373298801	 476 	11150			X				 11,150
HAVERTY FURNITURE	common	419596101	 861 	81100			X				 81,100
HELMERICH & PAYNE INC.	common	423452101	 2,622 	84600			X				 84,600
I-2 TECHNOLOGIES INC.	common	465754109	 207 	1700			X				 1,700
INTEL CORP.	common	458140100	 4,383 	33225			X				 33,225
INTL. BUSINESS MACH	common	459200101	 7,673 	65027			X		 2,000 		 63,027
JOHNSON & JOHNSON	common	478160104	 379 	5400			X				 5,400
KANSAS CITY SOUTHERN	common	485170104	 300 	3500			X				 3,500
KINDER MORGAN ENERGY	common	494550106	 281 	7105			X				 7,105
LUCENT TECHNOLOGIES INC.	common	549463107	 2,296 	37500			X				 37,500
MASCO CORP.	common	574599106	 1,083 	52850			X		 8,000 		 44,850
MCI WORLDCOM INC.	common	55268b106	 1,070 	23625			X				 23,625
MEDIAONE GROUP INC 	common	58440j104	 222 	2750			X				 2,750
MEDTRONIC INC.	common	585055106	 228 	4450			X				 4,450
MELLON FINL CORP.	common	58551a108	 270 	9100			X				 9,100
MERCK & CO. INC.	common	589331107	 4,928 	79339			X		 7,200 		 72,139
MICROSOFT	common	594918104	 1,652 	15550			X		 300 		 15,250
MILLIPORE CORP	common	601073109	 4,718 	83607			X		 1,700 		 81,907
NORTHERN TRUST	common	665859104	 540 	8000			X				 8,000
PEPSI BOTTLING GROUP	common	713409100	 860 	43000			X				 43,000
PEPSICO INC.	common	713448108	 348 	10000			X				 10,000
PITNEY BOWES INC.	common	724479100	 2,447 	54775			X		 4,500 		 50,275
PROCTER & GAMBLE	common	742718109	 2,712 	48000			X		 3,000 		 45,000
PURCHASESOFT INC.	common	746145101	 74 	12500			X				 12,500
RF MICRO DEVICES	common	749941100	 329 	2452	 		X				 2,452
ROYAL DUTCH PTLM CO.	common	780257804	 3,052 	52800			X		 1,800 		 51,000
SAFEWAY INC COM NEW	common	786514208	 4,056 	89650			X		 5,000 		 84,650
SANTA FE INTERNATIONAL CORP.	common	g7805c108	 2,068 	55900			X				 55,900
SAP AG PFD ORD NPV DEM PAR PREFERRED	foreign		 440 	600			X				 600
SCHERING-PLOUGH CORP	common	806605101	 252 	6800			X				 6,800
SCHLUMBERGER	common	806857108	 510 	6675			X				 6,675
SEAGRAM CO	convert	811850205	 530 	9550			X		 2,000 		 7,550
SOLECTRON CORP.	common	834182107	 3,250 	81000			X				 81,000
TANDY CORP.	common	875382103	 5,123 	100950			X		 3,500 		 97,450
TELEFONICA DE ESPANA SPON ADR	common	879382208	 231 	3112			X				 3,112
TELEFONOS DE MEX ADR	common	879403780	 626 	9400			X				 9,400
TIDEWATER INC.	common	886423102	 1,682 	52900			X				 52,900
TIFFANY & CO.	common	886547108	 2,600 	31100			X				 31,100
U S WEST INC NEW COM 	common	91273H101	 242 	3339			X				 3,339
USX MARATHON GROUP	common	902905827	 1,840 	70600			X		 4,000 		 66,600
VODAFONE AIRTOUCH PUBLIC LTD	common	92857t107	 430 	7750			X				 7,750
WAL MART STORES INC.	common	931142103	 395 	7000			X				 7,000
WASHINGTON GAS LT CO.	common	938837101	 323 	11900			X		 4,000 		 7,900
WATERS CORPORATION	common	941848103	 6,162 	64700			X				 64,700
WELLS FARGO & CO.	common	949746101	 1,446 	35500			X		 2,700 		 32,800
WILEY JOHN & SONS	common	968223206	 460 	25600			X				 25,600
WILLIAMS COS INC.	common	969457100	 303 	6900			X				 6,900

